Financial instruments and risk management	12 Months Ended
Dec. 31, 2022
Financial instruments and risk management [Abstract]
Financial instruments and risk management

5. Financial instruments and risk management

The following table shows the carrying amounts of financial assets and financial liabilities:

	December 31,	December 31,
	2022	2021
Financial assets
At amortized cost
Cash and cash equivalents	15,395	984,191
Other non-current financial assets	194,263	199,105
Trade receivables	6,525	21,746
Other receivables	—	255,187
At fair value through profit and loss
Derivative financial instruments	270,176	—
Total financial assets	486,359	1,460,229

Financial liabilities
At amortized cost
Trade and other payables	4,914,404	3,697,723
Accrued expenses	1,977,614	1,048,575
Loan	5,869,797	—
Non-current lease liabilities	343,629	461,485
Current lease liabilities	117,856	114,251
At fair value through profit and loss
Derivative financial instruments	—	1,233
Total financial liabilities	13,223,300	5,323,267

Fair values

The carrying amount of cash and cash equivalents, financial assets, trade and other receivables, trade and other payables, accrued expenses, loan and lease liabilities is a reasonable approximation of their fair value due to the short-term nature of these instruments.

Financial risk factors

The Group’s activities expose it to a variety of financial risks: market risk, credit risk, interest rate and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance. Management identifies, evaluates and controls financial risks. No financial derivatives have been used in 2022 and 2021 to hedge risk exposures. The Group invests its available cash in instruments with the main objectives of preserving principal, meeting liquidity needs and minimizing foreign exchange risks. The Group allocates its liquid assets to first tier Swiss or international banks.

Liquidity risk

The Group’s principal source of liquidity is its cash reserves which are mainly obtained through the issuance of new shares. The Group has succeeded in raising capital to fund its development activities to date and has raised funds that will allow it to meet short-term development expenditures. The Company will require regular capital injections to continue its development work, which may be dependent on meeting development milestones, technical results and/or commercial success. Management monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs. The ability of the Group to maintain adequate cash reserves to sustain its activities in the medium term is highly dependent on the Group’s ability to raise further funds. Consequently, the Group is exposed to continued liquidity risk.

The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2022 and 2021. The amounts disclosed in the table are the undiscounted cash flows:

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2022
Trade and other payables	4,914,404	4,914,404	—	—	4,914,404
Accrued expenses	1,977,614	1,977,614	—	—	1,977,614
Loan and borrowings	5,869,797	5,759,877	357,192	—	6,117,069
Non-current lease liabilities	343,629	—	130,200	227,850	358,050
Current lease liabilities	117,856	32,550	97,650	—	130,200
Derivative financial instruments	—	—	—	—	—
Total	13,223,300	12,684,445	585,042	227,850	13,497,337

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2021
Trade and other payables	3,697,723	3,697,723	—	—	3,697,723
Accrued expenses	1,048,575	1,048,575	—	—	1,048,575
Loan and borrowings	—	—	—	—	—
Non-current lease liabilities	461,485	—	130,200	358,050	488,250
Current lease liabilities	114,251	32,550	97,650	—	130,200
Derivative financial instruments	1,233	—	—	1,233	1,233
Total	5,323,267	4,778,848	227,850	359,283	5,365,981

Fair values as at
Financial assets / liabilities	December 31, 2022	December 31, 2021	Fair value hierarchy	Valuation technique(s) and key input(s)
Derivative fiinancial	Liability	Liability	Level 2	Black-Scholes option pricing model
liabilities – Warrants from public offerings	—	1,233
The share price is determined by Company’s NASDAQ quoted price.
The strike price and maturity are defined by the contract. The volatility assumption is driven by Company’s historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial liabilities – Embedded Derivatives FiveT Convertible Loan	—	—	Level 3

Black-Scholes option pricing model

The valuation is based on input parameters classified as level 3. Input parameters include the historical volatility of AMHL shares, risk-free rate, expected remaining life, expected exercise date and share prices of AMHL at valuation dates.

Derivative financial asset - Option LPC purchase agreement	Asset 270,176	Asset —	Level 3

The fair value is equal to the price paid to the counterparty for obtaining the right under the purchase agreement. The price paid corresponds to the fair value of 50,000 commitment shares issued to LPC as consideration for its commitment to purchase our common shares under the purchase agreement.

Subsequent, the fair value is adjusted proportionally for the part of the right consumed.

For level 3 financial liability, the sensitivity analysis below represents the potential absolute change in fair value. The favorable and unfavorable effects on the result before taxes, resulting from using reasonably alternative assumptions for the valuation of the option component of the Convertible Loan (FiveT) has been calculated by recalibrating the modes using unobservable inputs based on an average change in volatility of 5%.

	Dec 31, 2022		Dec 31, 2021
	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF	Increase/Decrease in volatility assumption	Effect on result before taxes on CHF
Change in volatility	+5%	—	—	—
	-5%	—	—	—

Changes in liabilities arising from financing activities

			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2022	Flows 1)	revaluation	changes 2)	31.12.2022
Derivative financial instrument	1,233	—	(1,233)	—	—
Loans	—	6,038,627	—	(168,830)	5,869,797
Lease liabilities	575,736	(130,200)	—	15,949	461,485
Total	576,969	5,908,427	(1,233)	(152,881)	6,331,282

			Non-cash changes
		Financing	Fair
		Cash	value	Other
	01.01.2021	Flows 1)	revaluation	changes 2)	31.12.2021
Derivative financial instrument	316,757	—	410,918	(726,442)	1,233
Loans	523,920	(50,000)	—	(473,920)	—
Lease liabilities	—	(21,700)	—	597,436	575,736
Total	840,677	(71,700)	410,918)	(602,926)	576,969

1)	The financing cash flows are from loan borrowings or loan and lease repayments.

2)	Other non-cash changes include conversion of convertible loan including de-recognition of embedded derivative and initial recognition of lease liability.

Credit risk

Credit risk is managed on a Group basis. Credit risk arises from cash and cash equivalents and deposits with banks, as well as from trade and other receivables. The Company’s policy is to invest funds in low risk investments including interest bearing deposits. Trade and other receivables were current as of December 31, 2022 and December 31, 2021, not impaired and included only well-known counterparties.

The Group has been holding cash and cash equivalents in the Group’s principal operating currencies (CHF, USD, EUR and AUD) with international banks of high credit rating.

The Group’s maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:

	December 31,	December 31,
	2022	2021
Financial assets
Cash and cash equivalents	15,395	984,191
Other non-current financial assets	194,263	199,105
Trade receivables	6,525	21,746
Other receivables	—	255,187
Total	216,183	1,460,229

As of December 31, 2021 other receivables consisted of cash receivable from a capital increase implemented over the year end.

Market risk

Currency risk

The Group operates internationally and is exposed to foreign exchange risk arising from various exposures, primarily with respect to US Dollar, Euro and Australian Dollar. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The summary of quantitative data about the exposure of the Group’s financial assets and liabilities to currency risk was as follows:

	2022			2021
in CHF	USD	EUR	AUD	USD	EUR	AUD
Cash and cash equivalents	1,791	3,462	—	388,950	539,474	—
Trade and other receivables	1,523,292	91,864	879,531	1,436,086	26,843	1,274,271
Trade and other payables	(1,086,206)	(1,452,883)	—	(104,676)	(2,615,791)	—
Accrued expenses	(220,616)	(299,435)	—	(163,823)	(295,467)	—
Net statement of financial position exposure -asset/(liability)	218,261	(1,656,992)	879,531	1,556,537	(2,344,941)	1,274,271

As of December 31, 2022, a 5% increase or decrease in the USD/CHF exchange rate with all other variables held constant would have resulted in a CHF 10,913 (2021: CHF 77,827) increase or decrease in the net result. A 5% increase or decrease in the EUR/CHF exchange rate with all other variables held constant would have resulted in a CHF 82,850 (2021: CHF 117,247) increase or decrease in the net result. Also, a 5% increase or decrease in the AUD/CHF exchange rate with all other variables held constant would have resulted in a CHF 43,977 (2021: CHF 63,714) increase or decrease in the net result.   The Company has subsidiaries in the United States, Australia and Ireland, whose net assets are exposed to foreign currency translation risk. Due to the small size of the subsidiaries the translation risk is not significant.

Capital risk management

The Company and its subsidiaries are subject to capital maintenance requirements under local law in the country in which it operates. To ensure that statutory capital requirements are met, the Company monitors capital, at the entity level, on an interim basis as well as annually. From time to time the Company may take appropriate measures or propose capital increases to ensure the necessary capital remains intact.